DEAN WITTER WORLD WIDE INVESTMENT TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                         YORK 10048
LETTER TO THE SHAREHOLDERS

DEAR SHAREHOLDER:

The six months ended September 30, 1995 marked a period of positive equity market performance. World equity markets generally responded well to the slowing of the global economy, as evidenced by sluggish growth, weak retail sales and continued benign inflation. For the six-month period ended September 30, 1995, global equity markets, as measured by the Morgan Stanley Capital International World Index (price only), recorded a total return of 9.17 percent, while Dean Witter World Wide Investment Trust produced a total return of 9.61 percent.

GLOBAL MARKET OVERVIEW

The performance of the World Index continued to be buoyed by the U.S. stock market. During the six months under review, the United States remained one of the world's best-performing markets, rallying on the notion that the Federal Reserve Board had successfully engineered a "soft landing" -- a rate of growth that enables the economy to avoid recession while preventing excessive inflation and high interest rates. During this period, the Standard & Poor's 500 Composite Stock Price Index registered a total return of 18.28 percent. The U.S. market's strong performance was led by the high-tech sector in the second quarter and the financial sector in the third.

The combination of a strengthening U.S. dollar and tepid economic indicators underpinned a strong U.S. Treasury rally. After a sharp decline early in 1995, the dollar bottomed, reversed course and surged more than 14 percent against the yen and nearly 4 percent versus the deutschemark. The weaker yen provided a much-needed spark for the Japanese equity market, with exporters leading the rally. Despite an 11 percent advance (in local currency terms), the Japanese market was down 2.5 percent after factoring in the impact of the dollar's strength.

THE PORTFOLIO

On August 1, 1995, Morgan Grenfell Investment Services became the sub-adviser for the Fund, assuming investment responsibility for the

DEAN WITTER WORLD WIDE INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS, CONTINUED

Fund's non-U.S. holdings. Dean Witter InterCapital Inc. remains the Fund's investment manager and will oversee all U.S. investments. The Fund continues to be broadly diversified, with investments in over 30 markets across the globe. As of September 30, 1995, the four largest markets represented in the portfolio were Japan (26 percent of net assets), the United States (22 percent), the United Kingdom (9 percent) and Hong Kong (4 percent). Portfolio turnover during the August-September period was heavy, reflecting the above-mentioned changes in portfolio management.

In the U.S. portfolio, aerospace (Boeing Co.), banking (Citicorp), software (Computer Associates International), drugs (Merck & Co.) and oil-international (Mobil Corp.) represented the Fund's primary sectors of emphasis. In Canada, core holdings include Barrick Gold Corp. and Talisman Energy. The Latin American portion contains investments in the beverage company Quilmes (Argentina) and the electric utility Cemig (Brazil).

The Japanese portion of the Fund features positions in Kyocera (electronics), Kao Corp. (cosmetics) and Tostem Corp. (building materials). Elsewhere in the Pacific Basin, holdings include Cheung Kong (Hong Kong, real estate), Genting Berhad (Malaysia, hotel/motel) and Keppel Corp. (Singapore, machinery).

In Europe, the Fund holds positions in Prudential Corp. (U.K., insurance), Carrefour (France, merchandising), SAP (Germany, business and public service), Banco Popular Espanol (Spain, banking) and Kalmar (Sweden, capital machinery).

LOOKING AHEAD

The Fund's new management team is optimistic regarding the long-term outlook for the global equity markets. Although a stronger U.S. dollar may hamper the profit growth of some multinational corporations, overall corporate earnings in the United States are still strong and appear poised to remain so over the long term. Although the possibility of a seasonal downturn in the stock market exists, a stable interest-rate environment further underpins our favorable long-term outlook for the U.S. market. With Mexico turning things around after last year's financial debacle, and South American markets such as Chile, Argentina and Brazil looking like promising markets for the long term, the Fund's Latin American holdings could be increased going forward.

U.K. and French companies are exhibiting strong overall earnings growth. Given a less volatile interest rate environment and strong economies, the U.K. and France, in particular, and continental Europe, in general, have the potential for attractive relative performance in the months to come. Finally, we believe the balance of 1995 and 1996 hold promise for Japan, the portfolio's second-largest

DEAN WITTER WORLD WIDE INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS, CONTINUED

area of investment. Japanese prices and interest rates are coming down, and the bond market is rallying. Barring any further political or financial setbacks, we could see a rally in the Japanese stock market sometime in 1996. The Chinese stock market and the smaller "Tiger" markets of the Pacific Basin continue to grow rapidly. We will monitor this region closely for potential investment opportunities.

We appreciate your ongoing support of Dean Witter World Wide Investment Trust and look forward to continuing to serve your investment objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER WORLD WIDE INVESTMENT TRUST
RESULTS OF ANNUAL SHAREHOLDERS MEETING (UNAUDITED)

                                     * * *

On October 31, 1995, a special meeting of the Fund's shareholders was held for the purpose of voting on three separate proposals, the results of which were as follows.

(1) NEW INVESTMENT MANAGEMENT AGREEMENT WITH DEAN WITTER INTERCAPITAL INC.:

For......................................................................  12,926,828
Against..................................................................     686,436
Abstain..................................................................   2,699,096

(2) SUB-ADVISORY AGREEMENT BETWEEN DEAN WITTER INTERCAPITAL INC. AND MORGAN GRENFELL INVESTMENT SERVICES LIMITED:

For......................................................................  12,714,452
Against..................................................................     782,965
Abstain..................................................................   2,814,943

(3) CHANGES IN THE FUND'S INVESTMENT RESTRICTIONS TO PERMIT THE FUND TO PURCHASE AND SELL FUTURES CONTRACTS AND OPTIONS:

For......................................................................  11,918,684
Against..................................................................   1,438,526
Abstain..................................................................   2,955,150

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------

                   COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                   AND BONDS (94.9%)
                   ARGENTINA (0.1%)
                   AUTOMOBILES
          60,000   Ciadea S.A.*..................  $       237,024
                                                   ---------------
                   ENERGY
          12,500   Yacimentos Petroliferos
                   Fiscales S.A. (ADR)...........          225,000
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          12,000   Quilmes Industrial S.A.
                   (ADR).........................          213,000
                                                   ---------------
                   TOTAL ARGENTINA...............          675,024
                                                   ---------------
                   AUSTRALIA (1.4%)
                   APPLIANCES & HOUSEHOLD DURABLES
         100,000   Email Ltd. ...................          269,642
                                                   ---------------
                   ENERGY
         100,000   Ampolex Ltd. .................          217,526
          73,700   Broken Hill Proprietary Co.
                   Ltd. .........................        1,015,341
         120,000   Woodside Petroleum Ltd. ......          576,445
                                                   ---------------
                                                         1,809,312
                                                   ---------------
                   GOLD MINING
         150,000   Ashton Mining Ltd. ...........          198,266
         120,000   Newcrest Mining Ltd. .........          525,689
          85,000   Western Mining Corp. Holdings
                   Ltd. .........................          555,976
                                                   ---------------
                                                         1,279,931
                                                   ---------------
                   INSURANCE
         289,500   FAI Life Ltd. ................          157,435
                                                   ---------------
                   MERCHANDISING
         300,000   Woolworth's Ltd. .............          702,429
                                                   ---------------
                   METALS & MINING
         800,000   M.I.M. Holdings Ltd. .........        1,148,056
         700,000   Pasminco Ltd. ................          819,501
                                                   ---------------
                                                         1,967,557
                                                   ---------------
                   PUBLISHING & TELEVISION
         100,000   News Corp. Ltd. ..............          555,901
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TRANSPORTATION
          50,000   Mayne Nickless Ltd. ..........  $       236,787
          38,000   TNT Ltd. .....................           58,264
                                                   ---------------
                                                           295,051
                                                   ---------------
                   WHOLESALE & INTERNATIONAL TRADE
         100,000   Burns Philp & Co. Ltd. .......          211,484
                                                   ---------------

                   TOTAL AUSTRALIA...............        7,248,742
                                                   ---------------

                   AUSTRIA (0.1%)
                   ELECTRICAL EQUIPMENT
             984   Austria Mikro Systeme
                   International AG..............          171,429
                                                   ---------------
                   LEISURE TIME
         101,500   Fotex*........................          118,223
                                                   ---------------
                   TEXTILES - APPAREL
           3,500   Wolford AG....................          435,540
                                                   ---------------

                   TOTAL AUSTRIA.................          725,192
                                                   ---------------

                   BELGIUM (0.2%)
                   CONSTRUCTION & HOUSING
          15,000   Terca Brick Industries........          736,541
                                                   ---------------
                   RESTAURANTS
           1,840   Quick Restaurants S.A. .......          165,410
                                                   ---------------

                   TOTAL BELGIUM.................          901,951
                                                   ---------------

                   BRAZIL (0.8%)
                   APPLIANCES & HOUSEHOLD DURABLES
          22,000   Refrigeracao Parana (ADR).....          288,750
                                                   ---------------
                   CONGLOMERATES
          11,000   Companhia Siderurgica Nacional
                   (ADR).........................          291,500
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          20,000   Ceval Alimentos (ADR).........          310,000
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   INVESTMENT COMPANIES
       1,000,000   Brazilian Smaller Co.
                   Investment Trust..............  $     1,300,000
         200,000   Brazilian Smaller Co.
                   Investment Trust (Warrants due
                   09/30/07)*....................          194,000
                                                   ---------------
                                                         1,494,000
                                                   ---------------
                   MACHINERY
          51,000   Iochpe Maxion S.A. (ADR)......          420,750
                                                   ---------------
                   MERCHANDISING
          17,000   Makro Atacadista S.A.*........          187,000
                                                   ---------------
                   TELECOMMUNICATIONS
           7,000   Telecomunicacoes Brasileiras
                   S.A. .........................          334,250
                                                   ---------------
                   UTILITIES
          17,000   Centrais Electricas
                   Brasileires (ADR).............          261,375
          11,000   Companhia Energetica de Minas
                   Gerais S.A. (ADR).............          246,125
                                                   ---------------
                                                           507,500
                                                   ---------------
                   TOTAL BRAZIL..................        3,833,750
                                                   ---------------

                   CANADA (1.5%)
                   ALUMINUM
          50,000   Alcan Aluminum Ltd. (ADR).....        1,618,750
                                                   ---------------
                   BUILDING & CONSTRUCTION
          60,000   Ainsworth Lumber Co. .........          368,852
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
          26,000   Laidlaw, Inc. (Class B).......          230,067
                                                   ---------------
                   ENERGY
          40,000   Canadian Natural Resources
                   Ltd. .........................          488,078
          50,000   Talisman Energy, Inc. ........          973,361
                                                   ---------------
                                                         1,461,439
                                                   ---------------
                   GOLD MINING
          10,000   Barrick Gold Corp. ...........          258,942
          70,000   Barrick Gold Corp. (ADR)......        1,811,250
                                                   ---------------
                                                         2,070,192
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   METALS & MINING
          25,000   Falconbridge Ltd. ............  $       544,896
          12,000   Inco Ltd. (ADR)...............          411,000
          50,000   Noranda, Inc. ................        1,015,276
                                                   ---------------
                                                         1,971,172
                                                   ---------------
                   TRANSPORTATION
          14,000   Canadian Pacific, Ltd. .......          224,292
                                                   ---------------

                   TOTAL CANADA..................        7,944,764
                                                   ---------------

                   CHILE (0.0%)
                   TELECOMMUNICATIONS
           3,500   Compania Telecomunicacion
                   Chile (ADR)...................          241,938
                                                   ---------------

                   CHINA (0.2%)
                   INVESTMENT COMPANIES
         157,333   China Fund*...................        1,164,264
                                                   ---------------

                   DENMARK (0.4%)
                   BANKING
          20,000   Den Danske Bank...............        1,272,136
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           5,664   Oticon Holding AS.............          603,860
                                                   ---------------

                   TOTAL DENMARK.................        1,875,996
                                                   ---------------

                   FINLAND (2.4%)
                   ELECTRICAL EQUIPMENT
          84,000   Nokia AB (Series A)...........        5,908,142
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
          67,000   Repola Oy.....................        1,507,983
          44,000   Valmet Corp. (A Shares).......        1,433,897
                                                   ---------------
                                                         2,941,880
                                                   ---------------
                   INDUSTRIALS
         138,000   Rautaruukki Oy................          912,386
                                                   ---------------
                   METALS & MINING
         100,000   Outokumpu Oy (A Shares).......        1,781,821
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   PUBLISHING & TELEVISION
           8,000   Aamulehti Yhtymae Oy..........  $       151,924
                                                   ---------------
                   TELECOMMUNICATIONS
          12,941   Benefon Oy....................          455,102
                                                   ---------------

                   TOTAL FINLAND.................       12,151,255
                                                   ---------------
                   FRANCE (3.7%)
                   ADVERTISING
           5,500   Euro RSCG Worldwide S.A. .....          519,553
                                                   ---------------
                   APPLIANCES & HOUSEHOLD DURABLES
           3,010   Airfeu S.A. ..................          141,863
                                                   ---------------
                   AUTOMOBILES
          17,000   Renault S.A. .................          500,762
                                                   ---------------
                   BANKING
           7,000   Societe Generale..............          716,709
                                                   ---------------
                   BUILDING & CONSTRUCTION
          10,285   Lafarge-Coppee................          676,543
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
          11,856   Compagnie Generale des Eaux...        1,139,236
           1,770   Grand Optical Photoservice....          176,191
                                                   ---------------
                                                         1,315,427
                                                   ---------------
                   CONTAINERS - METAL & GLASS
           9,400   Compagnie de Saint Gobain.....        1,145,759
                                                   ---------------
                   ELECTRICAL EQUIPMENT
           4,421   CIPE France S.A. .............          278,417
             816   Sylea.........................           72,607
                                                   ---------------
                                                           351,024
                                                   ---------------
                   ENERGY
          18,300   Societe National Elf
                   Aquitaine.....................        1,235,366
                                                   ---------------
                   FINANCIAL SERVICES
           6,875   Compagnie Bancaire S.A. ......          640,922
             903   Union Financiere de France
                   Banque S.A. ..................           68,791
                                                   ---------------
                                                           709,713
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           1,378   Brioche Pasquier S.A. ........  $       181,960
             873   But S.A. .....................          228,780
           5,000   Groupe Danone.................          808,532
           7,175   LVMH Moet-Hennessy Louis
                   Vuitton.......................        1,354,104
          28,000   SEITA.........................        1,018,182
                                                   ---------------
                                                         3,591,558
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
           3,250   Saint-Louis...................          859,624
                                                   ---------------
                   HEALTH & PERSONAL CARE
           2,500   L'Oreal.......................          637,887
          25,000   Sanofi S.A. ..................        1,599,797
                                                   ---------------
                                                         2,237,684
                                                   ---------------
                   INDUSTRIALS
           1,363   MGI Coutier...................          117,125
                                                   ---------------
                   INSURANCE
          14,000   AXA...........................          738,608
      FRF 93,300   AXA S.A. 4.50% due 01/01/99
                   (Conv.).......................           57,430
                                                   ---------------
                                                           796,038
                                                   ---------------
                   MACHINERY
           2,152   Bertrand Faure................           81,883
           1,410   Sidel S.A. ...................          450,283
                                                   ---------------
                                                           532,166
                                                   ---------------
                   MERCHANDISING
           2,000   Carrefour Supermarche.........        1,174,200
           2,000   Galeries Lafayette............          639,919
           2,650   Guilbert S.A. ................          279,939
                                                   ---------------
                                                         2,094,058
                                                   ---------------
                   REAL ESTATE
          22,172   Credit Commercial de France...          977,415
                                                   ---------------
                   TEXTILES - APPAREL
           1,012   Deveaux S.A. .................           86,346
           1,445   Hermes International..........          257,443
                                                   ---------------
                                                           343,789
                                                   ---------------

                   TOTAL FRANCE..................       18,862,176
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   GERMANY (2.4%)
                   AUTOMOBILES
           1,036   BMW AG........................  $       568,656
           3,359   Jungheinrich AG (Pref.).......          685,221
          12,950   Kiekert AG....................          798,878
                                                   ---------------
                                                         2,052,755
                                                   ---------------
                   BUILDING & CONSTRUCTION
             410   Sto AG (Pref.)................          221,311
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
          20,000   SAP AG (Pref.)................        3,262,531
                                                   ---------------
                   CHEMICALS
           2,900   BASF AG.......................          635,296
           4,400   Bayer AG......................        1,122,748
                                                   ---------------
                                                         1,758,044
                                                   ---------------
                   FINANCIAL SERVICES
             682   Moebel Walther AG.............          344,227
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          12,380   Berentzen-Gruppe AG (Pref.)...          333,258
           1,415   Villeroy & Boch AG (Pref.)....          287,166
                                                   ---------------
                                                           620,424
                                                   ---------------
                   HEALTH & PERSONAL CARE
           7,865   Fielmann AG (Pref.)...........          399,728
               8   Rhoen-Klinikum AG.............            9,394
             759   Rhoen-Klinikum AG (Pref.).....          691,692
                                                   ---------------
                                                         1,100,814
                                                   ---------------
                   INDUSTRIALS
           7,050   Kolbenschmidt AG..............        1,027,971
                                                   ---------------
                   INSURANCE
             262   Marschollek, Lautenschlaeger
                   und Partner AG................          168,789
                                                   ---------------
                   LEISURE TIME
           1,293   CeWe Color Holding AG.........          394,290
                                                   ---------------
                   MERCHANDISING
           1,300   Gehe AG.......................          611,952
             325   Gehe AG (New Shares)..........          148,090
             338   Hach AG (Pref.)...............          168,230
                                                   ---------------
                                                           928,272
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------

                   TEXTILES - APPAREL
             320   Hugo Boss AG (Pref.)..........  $       264,704
             270   Jil Sander AG (Pref.).........          209,716
             600   Puma AG (Pref.)...............          176,656
             498   Stoehr & Co. AG...............           69,821
                                                   ---------------
                                                           720,897
                                                   ---------------

                   TOTAL GERMANY.................       12,600,325
                                                   ---------------

                   HONG KONG (4.1%)
                   BANKING
         450,000   Guoco Group Ltd. .............        2,252,474
         100,000   HSBC Holdings PLC.............        1,390,416
         120,000   Liu Chong Hing Bank Ltd. .....          149,001
          19,000   Wing Hang Bank Ltd. ..........           64,263
                                                   ---------------
                                                         3,856,154
                                                   ---------------
                   CONGLOMERATES
       1,150,000   First Pacific Company Ltd. ...        1,227,123
         200,000   Four Seas Mercantile Holdings
                   Ltd. .........................           54,970
         890,000   Hutchison Whampoa Ltd. .......        4,823,256
         335,000   Jardine Matheson Holdings
                   Ltd. .........................        2,261,250
         210,000   Swire Pacific Ltd. (Class
                   A)............................        1,663,649
                                                   ---------------
                                                        10,030,248
                                                   ---------------
                   CONSTRUCTION & HOUSING
          50,000   Harbour Centre Development....           55,617
                                                   ---------------
                   ELECTRICAL EQUIPMENT
          26,000   ASM Pacific Technology........           24,885
                                                   ---------------
                   HOTELS/MOTELS
         150,000   Grand Hotel Holdings Ltd. ....           54,323
         500,000   Regal Hotels International....           90,539
                                                   ---------------
                                                           144,862
                                                   ---------------
                   INVESTMENT COMPANIES
          96,000   Cathay Investment Fund Ltd.
                   (Warrants due 09/30/95)*......            1,118
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   LEISURE TIME
         600,000   Gold Peak Industries..........  $       287,138
         240,000   Golden Harvest Entertainment
                   Ltd. .........................           55,254
                                                   ---------------
                                                           342,392
                                                   ---------------
                   MACHINERY
          70,000   Chen Hsong Holdings...........           49,796
                                                   ---------------
                   REAL ESTATE
         560,000   Cheung Kong (Holdings)
                   Ltd. .........................        3,049,344
         400,000   Hon Kwok Land Investment
                   Ltd. .........................          122,874
         780,000   Hong Kong Land Holdings
                   Ltd. .........................        1,365,000
         265,000   New World Development Co. ....        1,045,399
         150,000   Sun Hung Kai Properties
                   Ltd. .........................        1,217,422
                                                   ---------------
                                                         6,800,039
                                                   ---------------

                   TOTAL HONG KONG...............       21,305,111
                                                   ---------------
                   INDIA (0.6%)
                   INVESTMENT COMPANIES
          50,000   India Magnum Fund.............        2,409,000
                                                   ---------------
                   METALS & MINING
          20,000   Hindalco Industries Ltd.
                   (GDR).........................          680,000
                                                   ---------------

                   TOTAL INDIA...................        3,089,000
                                                   ---------------
                   INDONESIA (1.1%)
                   AUTOMOBILES
         260,000   PT Astra International........          516,556
                                                   ---------------
                   BANKING
         270,000   PT Bank Bali..................          703,311
          40,000   PT Bank Bali (Warrants due
                   08/29/00)*....................           26,490
          25,000   PT Bank Niaga.................           91,060
                                                   ---------------
                                                           820,861
                                                   ---------------
                   CHEMICALS
          60,000   PT Aneka Kimia Ray............          172,848
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         143,000   Fast Food Indonesia (Local)...          164,150
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         500,000   PT Tjiwi Kimia 0.00% due
                   03/26/97 (Conv.)..............  $       535,000
                                                   ---------------
                   INDUSTRIALS
          50,000   PT Bukaka Teknik Utama........           81,678
                                                   ---------------
                   INVESTMENT COMPANIES
       2,000,000   Peregrine Indonesia Fund Ltd.
                   *** *.........................        1,155,000
          20,000   Peregrine Indonesia Smaller
                   Co.*..........................        1,440,000
                                                   ---------------
                                                         2,595,000
                                                   ---------------
                   MERCHANDISING
          43,000   PT Tigaraksa Satria...........          158,521
                                                   ---------------
                   TELECOMMUNICATIONS
          20,000   PT Indonesian Satellite Corp.
                   (ADR).........................          702,500
                                                   ---------------

                   TOTAL INDONESIA...............        5,747,114
                                                   ---------------

                   IRELAND (0.3%)
                   BANKING
         250,000   Allied Irish Banks PLC........        1,241,815
                                                   ---------------

                   ITALY (1.6%)
                   APPLIANCES & HOUSEHOLD DURABLES
          10,300   Industrie Natuzzi SpA (ADR)...          366,938
                                                   ---------------
                   BANKING
      ITL  5,000   Unichem Mediobanca SpA 4.50%
                   due 01/01/00 (Conv.)..........           38,624
                                                   ---------------
                   BUILDING & CONSTRUCTION
          17,047   Saes Getters Di Risp..........          153,243
          12,791   Saes Getters SpA..............          218,866
         189,000   Unichem SpA...................        1,218,599
                                                   ---------------
                                                         1,590,708
                                                   ---------------
                   ELECTRICAL EQUIPMENT
          43,945   Gewiss SpA....................          502,657
                                                   ---------------
                   INDUSTRIALS
         219,333   Sasib SpA.....................        1,042,954
          31,333   Sasib SpA (Warrants due
                   07/31/97)*....................           19,814
                                                   ---------------
                                                         1,062,768
                                                   ---------------
                   MACHINERY
          64,800   IMA SpA.......................          461,595
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TELECOMMUNICATIONS
         416,000   Stet Societa' Finanziaria
                   Telefonica SpA................  $     1,263,732
         846,000   Telecom Italia SpA............        1,397,762
         846,000   Tel It Mobile.................        1,410,874
                                                   ---------------
                                                         4,072,368
                                                   ---------------

                   TOTAL ITALY...................        8,095,658
                                                   ---------------

                   JAPAN (25.8%)
                   APPLIANCES & HOUSEHOLD DURABLES
          30,000   Itoki Crebio Corp. ...........          222,892
          20,000   Juken Sangyo Co. .............          240,964
                                                   ---------------
                                                           463,856
                                                   ---------------
                   AUTOMOBILES
          25,700   Mabuchi Motor Co. ............        1,509,488
         340,000   Mitsubishi Motors Corp. ......        2,843,574
                                                   ---------------
                                                         4,353,062
                                                   ---------------
                   BANKING
         321,000   Asahi Bank Ltd. ..............        3,480,723
         178,000   Sanwa Bank Ltd. ..............        3,324,096
         177,000   Sumitomo Bank.................        3,412,048
         146,000   Sumitomo Trust & Banking......        1,993,574
                                                   ---------------
                                                        12,210,441
                                                   ---------------
                   BUILDING & CONSTRUCTION
           5,000   Maezawa Kaisei Industries.....          205,823
          12,000   Oriental Construction Co. ....          249,398
          88,000   Tostem Corporation............        2,818,474
                                                   ---------------
                                                         3,273,695
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
           7,000   Nichii Gakkan Co. ............          309,237
           7,000   Nippon Kanzai.................          210,843
          78,000   Secom.........................        5,168,675
                                                   ---------------
                                                         5,688,755
                                                   ---------------
                   CHEMICALS
         337,000   Kaneka Corp. .................        2,131,627
         323,000   Nippon Shokubai K.K. Co. .....        2,951,104
          35,000   Sintokogio....................          242,470
                                                   ---------------
                                                         5,325,201
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------

                   CONGLOMERATES
           8,000   Enix Corp. ...................  $       304,418
         568,000   Mitsui & Co. .................        4,385,462
          15,000   Yamae Hisano..................          180,723
                                                   ---------------
                                                         4,870,603
                                                   ---------------
                   CONSTRUCTION & HOUSING
          40,000   Cesar Co. ....................          295,181
          20,000   Ichiken Co., Ltd. ............          210,843
          18,000   Kaneshita Construction........          267,470
          16,000   Mitsui Home Co., Ltd..........          260,241
         319,000   Nishimatsu Construction.......        3,875,402
         262,000   Sekisui House Ltd. ...........        3,235,542
                                                   ---------------
                                                         8,144,679
                                                   ---------------
                   DATA PROCESSING
          11,000   Daiwabo Information Systems
                   Co. ..........................          336,847
          14,000   Japan Digital Laboratory......          265,663
          20,000   Ricoh Elemex..................          271,084
          12,100   TKC Corp. ....................          292,781
                                                   ---------------
                                                         1,166,375
                                                   ---------------
                   ELECTRICAL EQUIPMENT
          20,000   Alpine Electronics............          305,221
         162,000   Canon, Inc. ..................        2,878,916
           7,000   Chudenko Corp. ...............          274,096
           9,000   Fujitsu Business Systems......          250,301
         318,000   Hitachi Cable.................        2,273,253
           5,000   I-O Data Device, Inc. ........          348,896
          25,000   Kyocera Corp. ................        2,043,173
          25,000   Mitsuba Electric Mfg Co. .....          205,823
          13,000   Mitsui High-Tec...............          373,293
          20,000   Mitsumi Electric Co. Ltd. ....          445,783
         318,000   NEC Corp. ....................        4,406,024
          50,000   Nichicon Corp. ...............          672,691
          10,000   Nihon Dempa Kogyo.............          266,064
          75,000   Nippon Electric Glass Co.,
                   Ltd. .........................        1,415,663
          67,000   Nitto Denko Corp. ............        1,015,763
          19,000   Nitto Electric Works..........          268,976
          73,000   Rohm Company..................        4,588,153
         130,000   Ryoyo Electronic Corp. .......        3,119,478
           5,000   Satori Electric Co., Ltd. ....          236,446
           8,000   Shinko Electric Industries....          344,578
          20,000   Tokin.........................          275,100
                                                   ---------------
                                                        26,007,691
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   FINANCIAL SERVICES
         100,000   Nomura Securities Co.,
                   Ltd. .........................  $     1,947,791
          75,000   Orix Corp. ...................        2,748,494
                                                   ---------------
                                                         4,696,285
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          15,000   Ministop Co., Ltd. ...........          346,386
           5,000   Plenus Company, Ltd. .........          263,052
          20,000   Stamina Foods.................          251,004
             220   Yoshinoya D & C Company
                   Ltd. .........................          326,908
                                                   ---------------
                                                         1,187,350
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         179,000   New Oji Paper Co. Ltd. .......        1,689,357
                                                   ---------------
                   HEALTH & PERSONAL CARE
         250,000   Eisai Co. Ltd. ...............        4,342,369
          20,000   Hitachi Medical Corp. ........          281,124
         208,000   Kao Corp. ....................        2,568,675
          12,000   Santen Pharmaceutical Co. ....          300,000
           7,700   Seijo Corp. ..................          262,851
           7,000   Seikagaku Corp. ..............          210,843
           6,000   Sundrug Co., Ltd. ............          259,639
           5,000   Towa Pharmaceutical Co.,
                   Ltd. .........................          261,044
                                                   ---------------
                                                         8,486,545
                                                   ---------------
                   INDUSTRIALS
          25,000   Bridgestone Metalpha Corp. ...          291,165
         180,000   Minebea Company Ltd. .........        1,355,422
          15,000   Nichiha Corp. ................          275,602
          70,000   Nippon Thompson Co. ..........          521,486
          13,000   Yukiguni Maitake Co., Ltd. ...          263,655
                                                   ---------------
                                                         2,707,330
                                                   ---------------
                   INSURANCE
         160,000   Dai-Tokyo Fire & Marine
                   Insurance Co. Ltd. ...........        1,076,305
         252,000   Tokio Marine & Fire Insurance
                   Co. ..........................        2,707,229
                                                   ---------------
                                                         3,783,534
                                                   ---------------
                   LEISURE TIME
           9,000   Honma Golf Co. Ltd. ..........          233,133
          10,000   Paris Miki Inc. ..............          305,221
                                                   ---------------
                                                           538,354
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   MACHINERY
          30,000   Aichi Corporation.............  $       271,084
         238,000   Asahi Diamond Industries Co.
                   Ltd. .........................        2,986,948
          10,000   Fuji Machine Manufacturing
                   Co. ..........................          394,578
         330,000   Komatsu Ltd. .................        2,637,349
           4,000   Mars Engineering Corp. .......          318,072
         412,000   Mitsubishi Heavy Industries,
                   Ltd. .........................        3,143,775
          40,000   OSG Corp. ....................          263,855
          10,000   Sankyo Engineering............          187,751
                                                   ---------------
                                                        10,203,412
                                                   ---------------
                   MERCHANDISING
           4,800   Fast Retailing Co., Ltd. .....          269,880
          11,000   Misumi Corp. .................          353,414
           4,000   Paramount Bed Co. ............          299,197
           4,000   Ryohin Keikaku Co., Ltd. .....          283,133
          11,000   Shimachu Co., Ltd. ...........          301,506
           7,000   Shimamura Co. Ltd. ...........          254,418
          10,000   Xebio Co. Ltd. ...............          368,474
                                                   ---------------
                                                         2,130,022
                                                   ---------------
                   PUBLISHING & TELEVISION
         174,000   Dai Nippon Printing Co.
                   Ltd. .........................        2,742,771
                                                   ---------------
                   REAL ESTATE
          25,000   Chubu Sekiwa Real Estate,
                   Ltd. .........................          321,285
          10,000   Japan Industrial Land
                   Development...................          385,542
          15,000   Kansai Sekiwa Real Estate.....          250,000
          30,000   Sekiwa Real Estate............          231,928
         385,000   Sumitomo Realty & Development
                   Co. ..........................        2,686,496
                                                   ---------------
                                                         3,875,251
                                                   ---------------
                   STEEL & IRON
          21,000   Kawagishi Bridge Works Co.
                   Ltd. .........................          153,916
         917,000   Nippon Steel Co. .............        3,185,562
          20,000   Takada Kiko...................          206,827
                                                   ---------------
                                                         3,546,305
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TELECOMMUNICATIONS
          10,000   Aiwa Co. Ltd. ................  $       212,851
             366   Nippon Telegraph & Telephone
                   (ADR).........................        3,134,518
                                                   ---------------
                                                         3,347,369
                                                   ---------------
                   TEXTILES - APPAREL
           6,000   H.I.S. Company Ltd. ..........          263,253
         199,000   Izumiya Co. ..................        3,236,747
         192,000   Kuraray Co. Ltd. .............        1,910,361
           7,800   Maruco Co., Ltd. .............          477,711
                                                   ---------------
                                                         5,888,072
                                                   ---------------
                   TRANSPORTATION
         387,000   Yamato Transport Co. Ltd. ....        4,351,807
                                                   ---------------
                   UTILITIES
          88,779   Kyushu Electric Power.........        2,237,302
                                                   ---------------
                   WHOLESALE & INTERNATIONAL TRADE
          15,600   Trusco Nakayama Corp. ........          328,916
          15,000   Wakita & Co. .................          200,301
                                                   ---------------
                                                           529,217
                                                   ---------------
                   TOTAL JAPAN...................      133,444,641
                                                   ---------------
                   MALAYSIA (2.1%)
                   AUTOMOBILES
          30,000   Cycle & Carriage Bintang
                   Berhad........................          138,452
                                                   ---------------
                   BANKING
         180,000   DCB Holdings Berhad...........          724,089
          40,000   Hock Hua Bank Berhad..........          129,700
         150,000   Malayan Banking Berhad........        1,211,458
          75,000   Public Finance Berhad.........          164,114
                                                   ---------------
                                                         2,229,361
                                                   ---------------
                   CONGLOMERATES
         300,000   Renong Berhad.................          520,390
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         205,000   R. J. Reynolds Berhad.........          432,266
                                                   ---------------
                   HOTELS/MOTELS
          40,000   Genting Berhad (CLOB).........          345,360
         160,000   Genting Berhad................        1,381,341
                                                   ---------------
                                                         1,726,701
                                                   ---------------
                   LEISURE TIME
         150,000   Berjaya Sports Toto Berhad....          316,292
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------

                   MACHINERY
          30,000   Muhibbah Engineering..........  $       120,549
          50,000   Nylex Berhad..................          146,210
         150,000   UMW Holdings Berhad...........          405,809
         230,000   United Engineers Berhad.......        1,473,244
                                                   ---------------
                                                         2,145,812
                                                   ---------------
                   OIL SERVICES
          70,000   George Kent Berhad............          133,678
                                                   ---------------
                   REAL ESTATE
          30,000   IOI Properties Berhad.........           85,339
          50,000   Shah Alam Properties Berhad...          139,248
                                                   ---------------
                                                           224,587
                                                   ---------------
                   TELECOMMUNICATIONS
         350,000   Technology Resource Industries
                   Berhad........................          912,075
                                                   ---------------
                   UTILITIES
         300,000   Petronas Gas Berhad...........        1,044,360
         300,000   Tenaga Nasional Berhad........        1,145,813
                                                   ---------------
                                                         2,190,173
                                                   ---------------

                   TOTAL MALAYSIA................       10,969,787
                                                   ---------------

                   MEXICO (1.1%)
                   BUILDING & CONSTRUCTION
          54,000   Apasco S.A. de C.V. ..........          235,482
         120,000   International de Ceramica S.A.
                   de C.V. (ADR).................          160,000
                                                   ---------------
                                                           395,482
                                                   ---------------
                   CONSTRUCTION & HOUSING
          94,240   Corporacion GEO S.A. de C.V.
                   (Series B)*...................          351,829
          21,000   Empresas ICA S.A. de C.V.
                   (ADR).........................          241,500
                                                   ---------------
                                                           593,329
                                                   ---------------
                   FINANCIAL SERVICES
         100,000   Grupo Financiero Banamex
                   Accival S.A. de C.V. (Series
                   L)............................          196,078
         500,000   Grupo Financiero Bancomer (B
                   Shares).......................          199,216
          35,630   Grupo Financiero Bancomer S.A.
                   de C.V. (L Shares)............           13,358
                                                   ---------------
                                                           408,652
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         110,000   Grupo Herdez S.A. (Series
                   A)............................  $        31,059
          40,000   Grupo Herdez S.A. (Series
                   B)............................           12,549
          54,000   Grupo Industrial Bimbo S.A. de
                   C.V. (Series A)...............          228,706
          64,000   Grupo Modelo (C Shares).......          241,945
          32,000   Sigma Alimentos S.A. .........          253,490
                                                   ---------------
                                                           767,749
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
          90,000   Empaques Ponderosa S.A.
                   (Series B)....................          214,588
                                                   ---------------
                   HEALTH & PERSONAL CARE
          70,000   Nacional de Drogas S.A. de
                   C.V. (L Shares)...............          264,627
                                                   ---------------
                   INVESTMENT COMPANIES
         110,000   Baring Puma Fund..............        2,777,500
                                                   ---------------
                   MERCHANDISING
         180,000   Cifra S.A. de C.V. (Series
                   B)............................          224,188
                                                   ---------------

                   TOTAL MEXICO..................        5,646,115
                                                   ---------------
                   NETHERLANDS (2.3%)
                   BUILDING & CONSTRUCTION
          21,700   Hunter Douglas NV.............        1,073,383
           6,376   Sphinx Kon Gustavsberg........          190,829
                                                   ---------------
                                                         1,264,212
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
          23,438   Randstad Holdings NV..........        1,008,196
                                                   ---------------
                   CONSTRUCTION & HOUSING
           5,224   IHC Caland NV.................          148,173
                                                   ---------------
                   ELECTRICAL EQUIPMENT
           1,367   Otra NV.......................          290,159
          14,400   Philips Electronics NV........          703,275
                                                   ---------------
                                                           993,434
                                                   ---------------
                   HEALTH & PERSONAL CARE
           6,400   Cooperatieve Apothekers
                   Vereniging OPG................          155,081
                                                   ---------------
                   INDUSTRIALS
           2,904   Aalberts Industries NV........          172,738
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------

                   INSURANCE
          20,425   International Nederlande Groep
                   NV............................  $     1,188,080
                                                   ---------------
                   MERCHANDISING
          30,000   Koninklijke Ahold NV..........        1,128,921
                                                   ---------------
                   OIL - INTERNATIONAL
          14,000   Royal Dutch Petroleum Co.
                   (ADR).........................        1,718,500
                                                   ---------------
                   OIL SERVICES
          27,000   Schlumberger Ltd. ............        1,761,750
                                                   ---------------
                   PUBLISHING & TELEVISION
          50,000   Elsevier NV...................          641,788
          12,000   Ver Ned Utigev Ver Bezit NV...        1,592,887
                                                   ---------------
                                                         2,234,675
                                                   ---------------

                   TOTAL NETHERLANDS.............       11,773,760
                                                   ---------------

                   NORWAY (1.3%)
                   BUSINESS & PUBLIC SERVICES
          18,400   Sysdeco Group AS*.............          432,941
                                                   ---------------
                   CONGLOMERATES
          30,000   Orkla Borregaard AS (A
                   Shares).......................        1,452,581
                                                   ---------------
                   DATA PROCESSING
           7,724   Multisoft AS..................          191,632
          22,279   System Etikettering AS........          431,494
                                                   ---------------
                                                           623,126
                                                   ---------------
                   ELECTRICAL EQUIPMENT
           8,900   Nera AS.......................          306,283
          91,120   Sensonor AS*..................          911,565
                                                   ---------------
                                                         1,217,848
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
          36,500   Norsk Skogs Industrier (B
                   Shares).......................        1,156,783
                                                   ---------------
                   INSURANCE
         200,000   UNI Storebrand AS (A
                   Shares)*......................          979,592
                                                   ---------------
                   MACHINERY
          44,823   Tomra Systems AS..............          243,935
                                                   ---------------
                   OIL SERVICES
          11,932   Transocean AS*................          193,853
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TELECOMMUNICATIONS
           6,000   Tandberg AS*..................  $        54,742
           6,000   Tandberg AS (New)*............           62,425
                                                   ---------------
                                                           117,167
                                                   ---------------
                   TRANSPORTATION
          19,892   Awilco AS.....................          210,144
           9,000   Storli AS.....................          158,463
                                                   ---------------
                                                           368,607
                                                   ---------------

                   TOTAL NORWAY..................        6,786,433
                                                   ---------------
                   PERU (0.1%)
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         204,840   Cerveceria Backus &
                   Johnston......................          395,932
          11,018   Jose R Lindley & Hijos
                   S.A.*.........................           19,325
                                                   ---------------
                                                           415,257
                                                   ---------------
                   TELECOMMUNICATIONS
         140,000   CPT Telefonica del Peru S.A.
                   (B Shares)....................          269,351
                                                   ---------------

                   TOTAL PERU....................          684,608
                                                   ---------------
                   PHILIPPINES (0.3%)
                   BUILDING & CONSTRUCTION
           8,000   Bacnotan Consolidated
                   Industries....................           54,685
                                                   ---------------
                   ENERGY
         250,000   Belle Corp.*..................           42,723
                                                   ---------------
                   LEISURE TIME
         270,000   SM Prime Holdings.............           80,876
                                                   ---------------
                   OIL - INTERNATIONAL
         150,000   Petron Corp. .................           70,565
                                                   ---------------
                   OIL SERVICES
          20,000   First Philippine Holdings
                   Corp. (B Shares)..............           48,387
                                                   ---------------
                   REAL ESTATE
          62,000   Ayala Corp. (B Shares)........           60,714
          29,808   Ayala Corp. (Series B)
                   (GDS).........................          327,888
                                                   ---------------
                                                           388,602
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TELECOMMUNICATIONS
          10,000   Philippine Long Distance
                   Telephone Co. ................  $       668,203
                                                   ---------------
                   TRANSPORTATION
         192,390   International Container
                   Terminal......................          121,906
                                                   ---------------

                   TOTAL PHILIPPINES.............        1,475,947
                                                   ---------------

                   PORTUGAL (0.7%)
                   FINANCIAL SERVICES
          30,000   Sonae Investimentos...........          702,890
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         102,090   Sonae Industria SGPS S.A.*....          775,505
                                                   ---------------
                   PUBLISHING & TELEVISION
          40,000   Journalgeste*.................          630,132
         226,000   TVI Televisao S.A.*...........        1,237,034
                                                   ---------------
                                                         1,867,166
                                                   ---------------

                   TOTAL PORTUGAL................        3,345,561
                                                   ---------------

                   RUSSIA (0.3%)
                   INVESTMENT COMPANIES
         200,000   First NIS Fund***.............        1,280,000
                                                   ---------------

                   SINGAPORE (1.6%)
                   APPLIANCES & HOUSEHOLD DURABLES
          60,000   Courts (Singapore) Ltd. ......           86,761
                                                   ---------------
                   BANKING
         173,500   Development Bank of Singapore
                   Ltd. .........................        1,972,974
         131,042   Overseas Chinese Banking
                   Corp., Ltd. ..................        1,480,959
                                                   ---------------
                                                         3,453,933
                                                   ---------------
                   ELECTRICAL EQUIPMENT
          32,000   Amtek Engineering Ltd. .......           64,243
         200,000   CSA Holdings, Ltd.............          217,605
         100,000   Flextech Holdings Ltd. .......           63,527
          31,000   Venture Manufacturing Ltd. ...           97,052
                                                   ---------------
                                                           442,427
                                                   ---------------
                   FINANCIAL SERVICES
          78,000   ST Capital Ltd. ..............           92,531
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   HEALTH & PERSONAL CARE
          90,000   Tiger Medicals Ltd. ..........  $       131,405
                                                   ---------------
                   MACHINERY
          27,000   Jurong Engineering Ltd. ......          160,150
         213,000   Keppel Corp., Ltd. ...........        1,704,478
          50,000   Seksun Precision Engineering
                   Ltd. .........................           40,362
                                                   ---------------
                                                         1,904,990
                                                   ---------------
                   REAL ESTATE
         470,000   DBS Land Ltd. ................        1,392,250
                                                   ---------------
                   TRANSPORTATION
          80,000   Singapore Airlines Ltd. ......          741,261
          20,000   Singapore Technologies
                   Shipbuilding & Engineering
                   Ltd. .........................           35,098
          63,000   Singapore Technologies
                   Shipbuilding & Engineering
                   Ltd. .........................          159,203
                                                   ---------------
                                                           935,562
                                                   ---------------

                   TOTAL SINGAPORE...............        8,439,859
                                                   ---------------

                   SOUTH KOREA (0.3%)
                   AUTOMOBILES
           3,000   Hyundai Motor Co., Ltd.
                   (GDR).........................           58,500
                                                   ---------------
                   BANKING
           9,180   Shinhan Bank..................          203,177
                                                   ---------------
                   CONSTRUCTION & HOUSING
           4,896   Daelim Industrial Company.....          114,735
           5,000   Dong-Ah Construction
                   Industrial Co. ...............          209,608
                                                   ---------------
                                                           324,343
                                                   ---------------
                   ELECTRICAL EQUIPMENT
           1,187   Samsung Electronics Co.
                   (GDR).........................           84,135
              73   Samsung Electronics Co. ......            8,176
             461   Samsung Electronics Co. (GDR)
                   144A**........................           51,632
           6,000   Samsung Electronics Co. (GDS)
                   - 144A**......................          425,280
                                                   ---------------
                                                           569,223
                                                   ---------------
                   ENERGY
          11,000   Korea Electric Power Corp. ...          413,878
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TELECOMMUNICATIONS
             322   Daewoo Telecom Co. ...........  $         5,659
                                                   ---------------

                   TOTAL SOUTH KOREA.............        1,574,780
                                                   ---------------

                   SPAIN (2.0%)
                   BANKING
          40,000   Argentaria (ADR)..............          720,000
          25,000   Banco Bilbao Vizcaya..........          769,729
           1,572   Banco Pastor S.A. ............           74,257
           6,000   Banco Popular Espanol S.A. ...          934,371
                                                   ---------------
                                                         2,498,357
                                                   ---------------
                   BUILDING & CONSTRUCTION
          19,484   Energia e Industrias
                   Aragonesas....................           96,615
          93,651   Uralita S.A. .................          997,821
                                                   ---------------
                                                         1,094,436
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
          76,908   Empresa Nacional de Celulosa
                   S.A. .........................        1,788,413
                                                   ---------------
                   STEEL & IRON
           9,680   Acerinox S.A. ................        1,105,882
                                                   ---------------
                   TELECOMMUNICATIONS
          82,400   Telefonica de Espana S.A. ....        1,134,986
                                                   ---------------
                   TEXTILES - APPAREL
           8,993   Cortefiel S.A. ...............          260,128
                                                   ---------------
                   UTILITIES
          11,500   Gas Natural SDG...............        1,450,778
                                                   ---------------
                   WHOLESALE & INTERNATIONAL TRADE
          40,000   Centros Comerciales Continente
                   S.A. .........................          960,947
                                                   ---------------

                   TOTAL SPAIN...................       10,293,927
                                                   ---------------

                   SWEDEN (2.9%)
                   AUTOMOBILES
          59,000   Volvo AB (Series "B" Free)....        1,446,829
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
          28,776   Assa Abloy AB (Series B)......          188,868
                                                   ---------------
                   CONGLOMERATES
          34,800   Kinnevik AB (Series "B"
                   Free).........................        1,061,710
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   ELECTRICAL EQUIPMENT
          22,903   Elekta Instrument (Series "AB"
                   Free).........................  $       981,217
          13,108   Kanthal Hoganas AB............          226,900
                                                   ---------------
                                                         1,208,117
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
          69,000   Munksjo AB....................          607,149
          54,950   Stora Kopparbergs (Series "B"
                   Free).........................          741,132
                                                   ---------------
                                                         1,348,281
                                                   ---------------
                   HEALTH & PERSONAL CARE
          34,580   Astra AB (Series "A" Free)....        1,239,561
                                                   ---------------
                   INDUSTRIALS
          20,000   Autoliv AB....................        1,218,914
                                                   ---------------
                   INSURANCE
          55,500   Scandia Forsakrings AB........        1,308,962
                                                   ---------------
                   MACHINERY
          21,710   Hoganas AB....................          645,124
         105,143   Kalmar Industries AB..........        1,820,027
                                                   ---------------
                                                         2,465,151
                                                   ---------------
                   STEEL & IRON
          90,000   Avesta-Sheffield AB...........          980,180
                                                   ---------------
                   TELECOMMUNICATIONS
          45,000   Ericsson (L.M.) Telephone Co.
                   AB (Rights)*..................           52,579
          45,000   Ericsson (L.M.) Telephone Co.
                   AB (Series "B" Free)..........        1,110,005
                                                   ---------------
                                                         1,162,584
                                                   ---------------
                   TEXTILES - APPAREL
           2,143   SinterCast AB (Series "A"
                   Free)*........................           94,284
                                                   ---------------
                   TRANSPORTATION
          55,000   ASG AB (Series "B" Free)......        1,063,124
                                                   ---------------

                   TOTAL SWEDEN..................       14,786,565
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   SWITZERLAND (0.8%)
                   BUILDING & CONSTRUCTION
              85   Bossard Holding AG............  $       147,378
              83   Sarna Kunsstoff Holding AG....           91,383
                                                   ---------------
                                                           238,761
                                                   ---------------
                   CONGLOMERATES
             177   Zehnder Holdings..............           98,205
                                                   ---------------
                   ELECTRICAL EQUIPMENT
             750   BBC Brown Boveri AG...........          870,612
             766   Swisslog Holdings AG..........          235,743
                                                   ---------------
                                                         1,106,355
                                                   ---------------
                   HEALTH & PERSONAL CARE
             200   Roche Holdings AG.............        1,414,824
                                                   ---------------
                   MACHINERY
           2,450   Kardex AG.....................          743,389
                                                   ---------------
                   MERCHANDISING
             800   Fust S.A. AG..................          239,272
                                                   ---------------
                   PUBLISHING & TELEVISION
             855   Edipresse S.A. ...............          248,309
                                                   ---------------
                   TELECOMMUNICATIONS
             230   Phonak Group AG...............          161,509
                                                   ---------------

                   TOTAL SWITZERLAND.............        4,250,624
                                                   ---------------

                   TAIWAN (0.1%)
                   INVESTMENT COMPANIES
         100,000   Paribas Emerging Markets Fund
                   - Taiwan Series...............          724,000
                                                   ---------------

                   THAILAND (0.8%)
                   BANKING
         440,000   Krung Thai Bank Public Co.,
                   Ltd. .........................        1,754,386
                                                   ---------------
                   CONSTRUCTION & HOUSING
          50,000   Land & House Co., Ltd. .......          785,486
                                                   ---------------
                   ELECTRICAL EQUIPMENT
          15,000   Hana Microelectronics Public
                   Co., Ltd. ....................           60,407
          57,500   Thai Stanley Electric Public
                   Co. ..........................          158,194
                                                   ---------------
                                                           218,601
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   FINANCIAL SERVICES
         140,000   National Finance & Securities
                   (Warrants due 11/15/99)*......  $       376,180
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         122,000   Srithai Superware Co.,
                   Ltd. .........................          919,378
                                                   ---------------
                   MERCHANDISING
          24,000   Robinson Dept Store Co. ......           48,804
                                                   ---------------

                   TOTAL THAILAND................        4,102,835
                                                   ---------------
                   UNITED KINGDOM (9.1%)
                   AEROSPACE & DEFENSE
          75,000   British Aerospace PLC ........          866,693
                                                   ---------------
                   APPLIANCES & HOUSEHOLD DURABLES
         130,000   MFI Furniture Group PLC.......          275,759
                                                   ---------------
                   BANKING
         130,000   Abbey National PLC............        1,113,324
          50,000   National Westminster Bank
                   PLC...........................          498,645
         125,000   Royal Bank of Scotland........          888,459
         190,000   TSB Group PLC.................          827,118
                                                   ---------------
                                                         3,327,546
                                                   ---------------
                   BUILDING & CONSTRUCTION
         175,000   Blue Circle Industries PLC....          850,467
         150,000   CRH PLC.......................        1,021,035
          70,000   Meyer International PLC.......          352,376
                                                   ---------------
                                                         2,223,878
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
          70,000   Chubb Security PLC............          363,457
                                                   ---------------
                   CHEMICALS
         200,000   Albright & Wilson PLC.........          522,390
          30,000   BOC Group PLC.................          378,970
                                                   ---------------
                                                           901,360
                                                   ---------------
                   CONSTRUCTION & HOUSING
         100,000   Bryant Group..................          172,547
                                                   ---------------
                   ELECTRICAL EQUIPMENT
         185,000   General Electric Co. PLC......          928,350
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------

                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          75,000   Associated British Foods
                   PLC...........................  $       812,079
          60,000   B.A.T. Industries PLC.........          500,545
          85,000   Bass PLC......................          858,461
         115,000   Guinness PLC..................          941,173
          76,000   Mavesa (ADR) - 144A**.........          243,200
          90,000   Northern Foods PLC............          257,871
          62,500   Unilever PLC..................        1,246,612
                                                   ---------------
                                                         4,859,941
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         175,000   Arjo Wiggins Appleton PLC.....          678,711
                                                   ---------------
                   GOLD MINING
          45,000   Antofagasta Holdings PLC......          238,637
          50,000   Ashanti Goldfields Ltd. (GDS)
                   - 144A**......................        1,012,500
                                                   ---------------
                                                         1,251,137
                                                   ---------------
                   HEALTH & PERSONAL CARE
         140,000   Glaxo Wellcome PLC............        1,695,393
         225,000   Medeva PLC....................          926,055
          45,000   Zeneca Group PLC..............          814,216
                                                   ---------------
                                                         3,435,664
                                                   ---------------
                   INDUSTRIALS
         150,000   BTR PLC.......................          774,087
           5,266   BTR PLC (Warrants due
                   05/15/96)*....................            5,752
           3,466   BTR PLC (Warrants due
                   12/26/97)*....................            3,786
           2,679   BTR PLC (Warrants due
                   11/26/98)*....................            1,039
         110,000   Scapa Group...................          403,982
          80,000   Smiths Industries PLC.........          734,512
                                                   ---------------
                                                         1,923,158
                                                   ---------------
                   INSURANCE
          80,000   General Accident PLC..........          778,835
         180,000   Prudential Corp. PLC..........        1,071,374
         150,000   Royal Insurance Holdings
                   PLC...........................          833,450
                                                   ---------------
                                                         2,683,659
                                                   ---------------
                   INVESTMENT COMPANIES
         290,000   NB Smaller Cos. Trust.........          647,289
         900,000   The Throgmorton Trust.........        1,175,377
         400,000   TR Smaller Cos. Investment
                   Trust.........................        1,298,060
                                                   ---------------
                                                         3,120,726
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   LEISURE TIME
         100,000   Granada Group PLC.............  $     1,000,456
                                                   ---------------
                   MACHINERY
         200,000   BBA Group PLC.................          911,807
          90,000   IMI PLC (Ordinary)............          465,877
          80,000   TI Group PLC..................          569,880
         105,000   Tomkins PLC...................          415,538
                                                   ---------------
                                                         2,363,102
                                                   ---------------
                   MEDIA
          75,000   General Cable PLC.............          244,578
                                                   ---------------
                   MERCHANDISING
         125,000   Boots Co. PLC.................        1,117,994
         200,000   Next PLC......................        1,282,230
          50,000   Sears PLC.....................           86,270
                                                   ---------------
                                                         2,486,494
                                                   ---------------
                   METALS & MINING
          45,000   RTZ Corp. ....................          658,924
                                                   ---------------
                   OIL - DOMESTIC
         155,000   Lasmo PLC.....................          404,852
                                                   ---------------
                   OIL - INTERNATIONAL
         300,000   British Petroleum Co. PLC.....        2,251,026
          18,000   British Petroleum Co. PLC
                   (ADR).........................        1,617,750
                                                   ---------------
                                                         3,868,776
                                                   ---------------
                   PUBLISHING & TELEVISION
          77,000   Emap PLC......................          633,833
          65,000   Flextech PLC..................          452,738
         100,000   Reuters Holdings PLC..........          883,314
                                                   ---------------
                                                         1,969,885
                                                   ---------------
                   TELECOMMUNICATIONS
         380,000   British Telecommunications
                   PLC...........................        2,376,082
         120,000   Vodafone Group PLC............          503,394
                                                   ---------------
                                                         2,879,476
                                                   ---------------
                   TRANSPORTATION
          85,000   British Airways PLC...........          605,498
                                                   ---------------
                   UTILITIES
          75,000   London Electric PLC...........        1,021,035
          50,000   National Power PLC............          407,623
         100,000   Thames Water PLC..............          838,990
         105,000   Yorkshire Water PLC...........        1,033,857
                                                   ---------------
                                                         3,301,505
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   WHOLESALE & INTERNATIONAL TRADE
          45,000   Inchcape PLC..................  $       227,952
                                                   ---------------

                   TOTAL UNITED KINGDOM..........       47,024,084
                                                   ---------------

                   UNITED STATES (22.3%)
                   ADVERTISING
           8,000   Omnicom Group, Inc. ..........          521,000
                                                   ---------------
                   AEROSPACE & DEFENSE
          13,000   Boeing Co. ...................          887,250
          12,000   General Motors Corp. (Class
                   H)............................          492,000
          13,000   Lockheed Martin Corp. ........          872,625
          15,500   Loral Corp. ..................          883,500
                                                   ---------------
                                                         3,135,375
                                                   ---------------
                   ALUMINUM
          20,000   Aluminum Co. of America.......        1,057,500
                                                   ---------------
                   APPLIANCES & HOUSEHOLD DURABLES
          28,000   Whirlpool Corp. ..............        1,617,000
                                                   ---------------
                   AUTO PARTS
          10,000   Dana Corp. ...................          288,750
                                                   ---------------
                   AUTOMOBILES
          12,500   General Motors Corp. .........          585,938
                                                   ---------------
                   BANKING
          37,000   Bank of New York Co., Inc. ...        1,720,500
          24,500   Citicorp......................        1,733,375
          36,000   First Bank System, Inc. ......        1,732,500
          17,000   First Interstate Bancorp......        1,712,750
                                                   ---------------
                                                         6,899,125
                                                   ---------------
                   BIOTECHNOLOGY
          16,000   Amgen Inc.*...................          798,000
                                                   ---------------
                   BUILDING & CONSTRUCTION
          22,000   Oakwood Homes Corp. ..........          775,500
                                                   ---------------
                   BUSINESS SYSTEMS
          10,000   Computer Sciences Corp.*......          643,750
          15,500   General Motors Corp. (Class
                   E)............................          705,250
                                                   ---------------
                                                         1,349,000
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   CHEMICALS
          11,000   Air Products & Chemicals,
                   Inc. .........................  $       573,375
          11,000   Du Pont (E.I.) de Nemours &
                   Co. ..........................          756,250
           8,500   Monsanto Co. .................          856,375
           1,500   Vigoro Corp. .................           63,375
                                                   ---------------
                                                         2,249,375
                                                   ---------------
                   COMMERCIAL SERVICES
          15,000   America Online, Inc.*.........        1,031,250
          19,500   C U C International, Inc.*....          680,063
          20,000   Sierra On-Line, Inc.*.........          780,000
          14,000   Spyglass, Inc.*...............          640,500
                                                   ---------------
                                                         3,131,813
                                                   ---------------
                   COMPUTER EQUIPMENT
          11,000   Silicon Graphics, Inc.*.......          378,125
          12,000   Stratacom, Inc.*..............          658,500
                                                   ---------------
                                                         1,036,625
                                                   ---------------
                   COMPUTER SOFTWARE
          20,000   3Com Corp.*...................          910,000
          18,000   Computer Associates
                   International, Inc. ..........          760,500
          32,000   Informix Corp.*...............        1,040,000
          10,000   Microsoft Corp.*..............          905,000
          15,000   Parametric Technology
                   Corp.*........................          922,500
          17,000   Peoplesoft, Inc.*.............        1,538,500
          24,000   Xilinx, Inc.*.................        1,155,000
                                                   ---------------
                                                         7,231,500
                                                   ---------------
                   CONGLOMERATES
          16,000   Allied-Signal, Inc. ..........          706,000
           5,000   ITT Corp. ....................          620,000
          11,000   Sunstrand Corp. ..............          712,250
                                                   ---------------
                                                         2,038,250
                                                   ---------------
                   CONSTRUCTION & HOUSING
          30,000   Clayton Homes, Inc. ..........          712,500
                                                   ---------------
                   CONTAINERS - METAL & GLASS
          17,000   Crown Cork & Seal Co.,
                   Inc.*.........................          658,750
                                                   ---------------
                   DRUGS
          19,000   Abbott Laboratories...........          809,875
           6,000   Johnson & Johnson.............          444,750
          17,000   Merck & Co., Inc. ............          952,000
           9,000   Pfizer, Inc. .................          480,375
           4,000   Schering-Plough Corp. ........          206,000
                                                   ---------------
                                                         2,893,000
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   ELECTRICAL EQUIPMENT
          21,500   Analog Devices, Inc.*.........  $       744,438
          11,500   Emerson Electric Co. .........          822,250
          19,000   Oak Technology, Inc.*.........          795,625
                                                   ---------------
                                                         2,362,313
                                                   ---------------
                   ELECTRONICS - SEMICONDUCTORS
          12,278   Intel Corp. ..................          738,215
          12,000   Motorola, Inc. ...............          916,500
          24,000   National Semiconductor
                   Corp.*........................          663,000
          12,000   Texas Instruments Inc. .......          958,500
                                                   ---------------
                                                         3,276,215
                                                   ---------------
                   FINANCIAL SERVICES
          34,000   Beneficial Corp. .............        1,776,500
          68,000   Edwards (A.G.), Inc. .........        1,810,500
          17,000   Federal National Mortgage
                   Assoc. .......................        1,759,500
          18,500   First Financial Management
                   Corp. ........................        1,806,063
          19,000   Morgan Stanley Group, Inc. ...        1,826,375
          76,000   Schwab (Charles) Corp. .......        2,128,000
                                                   ---------------
                                                        11,106,938
                                                   ---------------
                   FOOD PROCESSING
          14,000   Pioneer Hi-Bred International,
                   Inc. .........................          644,000
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          12,500   Coca Cola Co. ................          862,500
          18,000   Gillette Co. .................          857,250
           3,000   Procter & Gamble Co. .........          231,000
                                                   ---------------
                                                         1,950,750
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
          18,500   Bowater, Inc. ................          862,563
          10,000   International Paper Co. ......          420,000
          13,000   Scott Paper Co. ..............          630,500
                                                   ---------------
                                                         1,913,063
                                                   ---------------
                   HEALTH CARE - MISCELLANEOUS
          20,000   Boston Scientific Corp.*......          852,500
          17,500   Columbia/HCA Healthcare
                   Corp. ........................          850,938
          12,000   HBO & Co. ....................          750,000
          19,000   Medtronic, Inc. ..............        1,021,250
          24,000   Omnicare, Inc. ...............          936,000
          11,000   St. Jude Medical, Inc.*.......          695,750
                                                   ---------------
                                                         5,106,438
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   HOTELS/MOTELS
          19,000   Hospitality Franchise Systems,
                   Inc.*.........................  $       995,125
          15,000   Marriot International Inc. ...          560,625
                                                   ---------------
                                                         1,555,750
                                                   ---------------
                   INDUSTRIALS
          19,500   Crane Co. ....................          672,750
          13,000   Honeywell, Inc. ..............          557,375
                                                   ---------------
                                                         1,230,125
                                                   ---------------
                   INSURANCE
          25,000   Aetna Life & Casualty Co. ....        1,834,375
          46,800   American General Corp. .......        1,749,150
          21,000   American International Group,
                   Inc. .........................        1,785,000
          17,000   CIGNA Corp. ..................        1,770,125
          28,000   SunAmerica Inc. ..............        1,760,500
          34,000   Travelers, Inc. ..............        1,806,250
                                                   ---------------
                                                        10,705,400
                                                   ---------------
                   LEISURE TIME
           6,000   Hollywood Entertainment
                   Corp.*........................          128,250
          25,000   Primadonna Resorts, Inc.*.....          375,000
          11,000   Walt Disney Co. ..............          631,125
                                                   ---------------
                                                         1,134,375
                                                   ---------------
                   MACHINERY
          16,000   AGCO Corp. ...................          728,000
          17,000   Thermo Electron Corp.*........          788,375
                                                   ---------------
                                                         1,516,375
                                                   ---------------
                   MEDIA
           5,000   Clear Channel Communications,
                   Inc.*.........................          378,750
          22,500   Infinity Broadcasting Corp.
                   (Class A)*....................          736,875
           7,000   Renaissance Communications
                   Corp.*........................          245,000
          10,000   Viacom, Inc. (Class B)*.......          497,500
          40,000   Westwood One, Inc.*...........          710,000
                                                   ---------------
                                                         2,568,125
                                                   ---------------
                   METALS & MINING
          10,000   Engelhard Corp. ..............          253,750
                                                   ---------------
                   NATURAL GAS - DISTRIBUTION
          45,000   Williams Companies, Inc. .....        1,755,000
                                                   ---------------
                   OIL - DOMESTIC
          31,000   Kerr-McGee Corp. .............        1,720,500
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   OIL - INTERNATIONAL
          34,000   Chevron Corp. ................  $     1,653,250
          24,000   Exxon Corp. ..................        1,734,000
          26,000   Mobil Corp. ..................        2,590,250
          50,000   Phillips Petroleum Co. .......        1,625,000
                                                   ---------------
                                                         7,602,500
                                                   ---------------
                   OIL SERVICES
          72,000   Dresser Industries, Inc. .....        1,719,000
                                                   ---------------
                   POLLUTION CONTROL
          19,000   Browning-Ferris Industries,
                   Inc. .........................          577,125
          35,000   US Filter Corp.*..............          840,000
                                                   ---------------
                                                         1,417,125
                                                   ---------------
                   RAILROADS
          10,000   Burlington Northern, Inc. ....          725,000
          15,000   Illinois Central Corp. .......          586,875
                                                   ---------------
                                                         1,311,875
                                                   ---------------
                   REAL ESTATE
          17,000   Crescent Real Estate Equities,
                   Inc. .........................          522,750
                                                   ---------------
                   RESTAURANTS
          25,000   Applebee's International,
                   Inc. .........................          675,000
                                                   ---------------
                   RETAIL - SPECIALTY
          15,000   Circuit City Stores, Inc. ....          474,375
          20,000   Gap, Inc. ....................          720,000
           8,000   Home Depot, Inc. .............          319,000
          25,000   OfficeMax, Inc.*..............          606,250
                                                   ---------------
                                                         2,119,625
                                                   ---------------
                   SAVINGS & LOAN COMPANIES
          35,000   Golden West Financial
                   Corp. ........................        1,767,500
                                                   ---------------
                   SEMICONDUCTOR EQUIPMENT
          16,000   Altera Corp.*.................          998,000
          31,000   EMC Corp.*....................          561,875
           3,000   KLA Instruments Corp.*........          240,750
          16,000   Maxim Integrated Products
                   Inc.*.........................        1,184,000
           8,000   Ultratech Stepper, Inc.*......          336,000
                                                   ---------------
                                                         3,320,625
                                                   ---------------
                   STEEL & IRON
         110,000   Bethlehem Steel Corp.*........        1,553,750
          60,000   Inland Steel Industries,
                   Inc. .........................        1,365,000
                                                   ---------------
                                                         2,918,750
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TELECOMMUNICATIONS EQUIPMENT
          20,500   Ascend Communications,
                   Inc.*.........................  $     1,637,438
          16,000   Cascade Communications
                   Corp.*........................          780,000
          18,000   DSC Communications Corp.*.....        1,066,500
          20,000   General Instrument Corp.*.....          600,000
          14,000   Tellabs, Inc.*................          588,000
           8,000   U.S. Robotics Corp.*..........          682,000
                                                   ---------------
                                                         5,353,938
                                                   ---------------
                   TEXTILES - APPAREL
          10,000   St. John Knits, Inc. .........          487,500
                                                   ---------------

                   TOTAL UNITED STATES...........      114,994,306
                                                   ---------------

                   URUGUAY (0.1%)
                   BANKING
          25,000   Banco Commercial S.A. (ADR) -
                   144A**........................          418,750
                                                   ---------------

                   VENEZUELA (0.0%)
                   STEEL & IRON
         155,000   Siderurgica Venezolana Sivens
                   (ADR).........................          255,750
                                                   ---------------

                   TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS AND
                   BONDS
                   (IDENTIFIED COST
                   $444,751,910).................      489,976,407
                                                   ---------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                           VALUE
------------------------------------------------------------------

                   SHORT-TERM INVESTMENT (a) (3.9%)
                   U.S. GOVERNMENT AGENCY
 $        20,000   Federal Home Loan Mortgage
                   Corp. 6.30% due 10/02/95
                   (Amortized Cost
                   $19,996,500)..................  $    19,996,500
                                                   ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$464,748,410) (B)...........       98.8%   509,972,907

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES.......        1.2      6,384,478
                                  -----   ------------

NET ASSETS..................      100.0%  $516,357,385
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
ADS  American Depository Shares.
GDS  Global Depository Shares.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $470,722,536; the aggregate gross unrealized appreciation is $53,990,121 and the aggregate gross unrealized depreciation is $14,739,750, resulting in net unrealized appreciation of $39,250,371.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 1995:

                                        UNREALIZED
CONTRACTS TO       IN       DELIVERY   APPRECIATION
  DELIVER     EXCHANGE FOR    DATE    (DEPRECIATION)
----------------------------------------------------
US$     96,838  HKD 748,800 09/29/95      $  13
US$     93,199 Y  9,307,772 09/29/95        252
ATS  1,223,370 US$  122,521 10/02/95        731
ESP 75,131,500 US$  610,279 10/02/95      1,533
FIM  1,196,400 US$  277,845 10/02/95     (2,651)
GBP  1,185,628 US$ 1,873,292 10/02/95    (3,557)
HKD   478,937 US$   61,932  10/02/95        (14)
IDR 94,780,884 US$   41,809 10/02/95        (37)
US$    393,167  MYR 987,026 10/03/95       (477)
US$    159,159  GBP 100,568 10/04/95         40
US$    371,010  MYR 930,863 10/06/95       (664)
                                        -------
Net unrealized depreciation.........     ($4,831)
                                        -------
                                        -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
SUMMARY OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
-------------------------------------------------------------------------------
Advertising...............................  $        1,040,553           0.2%
Aerospace & Defense.......................           4,002,068           0.8
Aluminum..................................           2,676,250           0.5
Appliances & Household Durables...........           3,510,569           0.7
Auto Parts................................             288,750           0.1
Automobiles...............................           9,889,878           1.9
Banking...................................          40,941,375           7.9
Biotechnology.............................             798,000           0.2
Building & Construction...................          12,178,063           2.4
Business & Public Services................          12,490,242           2.4
Business Systems..........................           1,349,000           0.3
Chemicals.................................          10,406,828           2.0
Commercial Services.......................           3,131,813           0.6
Computer Equipment........................           1,036,625           0.2
Computer Software.........................           7,231,500           1.4
Conglomerates.............................          20,363,487           3.9
Construction & Housing....................          11,673,215           2.3
Containers - Metal & Glass................           1,804,509           0.3
Data Processing...........................           1,789,501           0.3
Drugs.....................................           2,893,000           0.6
Electrical Equipment......................          42,012,496           8.1
Electronics - Semiconductors..............           3,276,215           0.6
Energy....................................           5,187,718           1.0
Financial Services........................          18,437,416           3.6
Food Processing...........................             644,000           0.1
Food, Beverage, Tobacco & Household
  Products................................          16,035,683           3.1
Forest Products, Paper & Packaging........          13,901,205           2.7
Gold Mining...............................           4,601,260           0.9
Health & Personal Care....................          18,466,205           3.6
Health Care - Miscellaneous...............           5,106,438           1.0
Hotels/Motels.............................           3,427,313           0.7
Industrials...............................          10,454,193           2.0
Insurance.................................          21,771,489           4.2
Investment Companies......................          15,565,608           3.0
Leisure Time..............................           3,925,258           0.8
Machinery.................................          23,050,473           4.5

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
-------------------------------------------------------------------------------
Media.....................................  $        2,812,703           0.5%
Merchandising.............................          10,327,981           2.0
Metals & Mining...........................           7,313,224           1.4
Natural Gas - Distribution................           1,755,000           0.3
Oil - Domestic............................           2,125,352           0.4
Oil - International.......................          13,260,341           2.6
Oil Services..............................           3,856,668           0.7
Pollution Control.........................           1,417,125           0.3
Publishing & Television...................           9,770,631           1.9
Railroads.................................           1,311,875           0.3
Real Estate...............................          14,180,894           2.7
Restaurants...............................             840,410           0.2
Retail - Specialty........................           2,119,625           0.4
Savings & Loan Companies..................           1,767,500           0.3
Semiconductor Equipment...................           3,320,625           0.7
Steel & Iron..............................           8,806,867           1.7
Telecommunications........................          16,464,537           3.2
Telecommunications Equipment..............           5,353,938           1.0
Textiles - Apparel........................           8,230,210           1.6
Transportation............................           7,965,847           1.5
U.S. Government Agency....................          19,996,500           3.9
Utilities.................................           9,687,258           1.9
Wholesale & International Trade...........           1,929,600           0.4
                                            ------------------           ---
                                            $      509,972,907          98.8%
                                            ------------------           ---
                                            ------------------           ---

                                                                  PERCENT OF
TYPE OF INVESTMENT                                VALUE           NET ASSETS
-------------------------------------------------------------------------------
Common Stocks.............................  $      481,964,382          93.3%
Convertible Bonds.........................             631,054           0.2
Preferred Stocks..........................           6,700,213           1.3
Rights....................................              52,579           0.0
Short-Term Investments....................          19,996,500           3.9
Warrants..................................             628,179           0.1
                                            ------------------           ---
                                            $      509,972,907          98.8%
                                            ------------------           ---
                                            ------------------           ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $464,748,410)............................  $509,972,907
Cash........................................................     6,443,194
Receivable for:
    Investments sold........................................     1,460,025
    Shares of beneficial interest sold......................     1,195,491
    Dividends...............................................       907,301
    Foreign withholding taxes reclaimed.....................       307,813
    Interest................................................        97,451
Prepaid expenses and other assets...........................        78,548
                                                              ------------

     TOTAL ASSETS...........................................   520,462,730
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     1,960,555
    Shares of beneficial interest repurchased...............       969,678
    Plan of distribution fee................................       423,269
    Investment management fee...............................       422,597
Accrued expenses and other payables.........................       329,246
                                                              ------------
     TOTAL LIABILITIES......................................     4,105,345
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   485,265,070
Net unrealized appreciation.................................    45,243,954
Accumulated net investment loss.............................    (3,860,938)
Accumulated net realized loss...............................   (10,290,701)
                                                              ------------
     NET ASSETS.............................................  $516,357,385
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  29,982,146 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $17.22
                                                              ------------
                                                              ------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $516,059 foreign withholding tax).........  $ 5,785,338
Interest....................................................    2,017,947
                                                              -----------

     TOTAL INCOME...........................................    7,803,285
                                                              -----------

EXPENSES
Plan of distribution fee....................................    2,623,913
Investment management fee...................................    2,617,717
Transfer agent fees and expenses............................      546,654
Custodian fees..............................................      472,616
Shareholder reports and notices.............................       73,323
Professional fees...........................................       67,110
Trustees' fees and expenses.................................       24,636
Registration fees...........................................        8,452
Other.......................................................        9,264
                                                              -----------

     TOTAL EXPENSES.........................................    6,443,685
                                                              -----------

     NET INVESTMENT INCOME..................................    1,359,600
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................    7,502,639
    Foreign exchange transactions...........................   (1,788,898)
                                                              -----------

     TOTAL GAIN.............................................    5,713,741
                                                              -----------
Net change in unrealized appreciation on:
    Investments.............................................   41,795,504
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................     (734,383)
                                                              -----------

     TOTAL APPRECIATION.....................................   41,061,121
                                                              -----------

     NET GAIN...............................................   46,774,862
                                                              -----------

NET INCREASE................................................  $48,134,462
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                    ENDED           FOR THE YEAR
                                                              SEPTEMBER 30, 1995       ENDED
                                                                 (UNAUDITED)       MARCH 31, 1995
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)................................     $  1,359,600       $  (1,775,444)
Net realized gain (loss)....................................        5,713,741          (8,507,442)
Net change in unrealized appreciation.......................       41,061,121         (54,631,655)
                                                              ------------------   --------------

     NET INCREASE (DECREASE)................................       48,134,462         (64,914,541)
                                                              ------------------   --------------

DIVIDENDS AND DISTRIBUTIONS:
In excess of net investment income..........................        --                   (505,002)
From net realized gain......................................        --                (12,955,871)
In excess of net realized gain..............................        --                 (7,793,881)
                                                              ------------------   --------------

     TOTAL..................................................        --                (21,254,754)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (44,035,461)        104,859,190
                                                              ------------------   --------------

     TOTAL INCREASE.........................................        4,099,001          18,689,895

NET ASSETS:
Beginning of period.........................................      512,258,384         493,568,489
                                                              ------------------   --------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
    DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
    $3,860,938 AND $5,220,531, RESPECTIVELY)................     $516,357,385       $ 512,258,384
                                                              ------------------   --------------
                                                              ------------------   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter World Wide Investment Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on July 7, 1983 and commenced operations on October 31, 1983.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income is recorded on the ex-dividend date except with respect to certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager" and "InterCapital") and Investment Advisory Agreements with Daiwa

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

International Capital Management Corp. ("DICAM"), which has a sub-advisory agreement with its parent Daiwa International Capital Management Co., Ltd., and NatWest Investment Management Limited ("NWIM"), the Fund pays InterCapital and each adviser an aggregate management and advisory fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the portion of the net assets of the Fund not exceeding $500 million and 0.95% to the portion of the net assets of the Fund exceeding $500 million determined as of the close of each business day. Under their respective agreements, InterCapital, DICAM and NWIM received fees at the annual rate of 0.55%, 0.225% and 0.225%, respectively, of the average daily net assets not exceeding $500 million and 0.5225%, 0.21375% and 0.21375%, respectively, of the average daily net assets exceeding $500 million.

On July 26, 1995, the Trustees voted to terminate the existing investment advisory agreements effective August 1, 1995 and approved interim investment management and sub-advisory agreements between InterCapital and Morgan Grenfell Investment Services Limited ("Morgan Grenfell" and "Sub-Adviser"), respectively, hereafter referred as the "Agreements". Under the interim investment management agreement, InterCapital became the sole investment adviser to the Fund. Pursuant to the interim investment management agreement, the Fund pays InterCapital a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.55% to the average daily net assets not exceeding $500 million and 0.5225% to the portion of daily net assets in excess of $500 million. Pursuant to the interim sub-advisory agreement with Morgan Grenfell, the Fund pays its sub-adviser a sub-advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the average daily net assets not exceeding $500 million and 0.4275% to the portion of daily net assets in excess of $500 million.

Effective October 31, 1995, the shareholders approved a new investment management agreement and sub-advisory agreement. Pursuant to the new Investment Management Agreement with InterCapital, the Fund will pay InterCapital a fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the average daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets in excess of $500 million. Under the sub-advisory agreement between Morgan Grenfell and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's non-U.S. investments, subject to the overall supervision of the

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager will pay the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business and also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act, pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered by the Distributor, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

The Distributor has informed the Fund that for the six months ended September 30, 1995, it received approximately $546,000 in contingent deferred sales charges from redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1995 aggregated $348,863,122 and $336,463,189, respectively.

For the six months ended September 30, 1995, the Fund incurred brokerage commissions of $1,804,072 and $52,681 with DWR and affiliates of DICAM, respectively, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $117,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,494. At September 30, 1995, the Fund had an accrued pension liability of $65,669 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                                        SEPTEMBER 30, 1995              MARCH 31, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    2,265,049   $   37,820,653    12,071,397   $218,983,098
Reinvestment of dividends and distributions......................      --              --           1,205,947     20,079,027
                                                                   -----------   --------------   -----------   ------------
                                                                     2,265,049       37,820,653    13,277,344    239,062,125
Repurchased......................................................   (4,884,985)     (81,856,114)   (7,792,735)  (134,202,935)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease)..........................................   (2,619,936)  $  (44,035,461)    5,484,609   $104,859,190
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $9,265,000 and $6,625,000, respectively, during fiscal 1995.

As of March 31, 1995, the Fund had temporary book/tax differences primarily attributable to post-October loss deferrals, income from the mark-to-market of passive foreign investment companies and its pro-rata share of income and gains from qualified electing funds. The Fund had permanent book/ tax differences primarily attributable to a net operating loss and foreign currency losses.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 1995, there were no outstanding forward contracts other than those used to facilitate settlement of foreign currency denominated portfolio transactions.

At September 30, 1995, the Fund's cash balance consisted primarily of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       (UNAUDITED)
                                       FOR THE SIX
                                       MONTHS ENDED                            FOR THE YEAR ENDED MARCH 31
                                      SEPTEMBER 30,     -------------------------------------------------------------------------
                                           1995               1995               1994               1993               1992
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................      $ 15.71            $      18.20       $      14.72       $      14.65       $      14.57
                                          ------                  ------             ------             ------             ------

Net investment income (loss).......         0.03                   (0.02)             (0.05)         --                 --
Net realized and unrealized gain
 (loss)............................         1.48                   (1.83)              4.24               0.39               1.05
                                          ------                  ------             ------             ------             ------

Total from investment operations...         1.51                   (1.85)              4.19               0.39               1.05
                                          ------                  ------             ------             ------             ------

Less dividends and distributions:
   From net investment income......      --                    --                 --                 --                     (0.05)
   In excess of net investment
   income..........................      --                        (0.02)         --                 --                 --
   From net realized gain..........      --                        (0.39)             (0.71)             (0.32)             (0.92)
   In excess of net realized
   gain............................      --                        (0.23)         --                 --                 --
                                          ------                  ------             ------             ------             ------

Total dividends and
 distributions.....................      --                        (0.64)             (0.71)             (0.32)             (0.97)
                                          ------                  ------             ------             ------             ------

Net asset value, end of period.....      $ 17.22            $      15.71       $      18.20       $      14.72       $      14.65
                                          ------                  ------             ------             ------             ------
                                          ------                  ------             ------             ------             ------

TOTAL INVESTMENT RETURN+...........         9.61%(1)              (10.37)%            28.40%             %2.69              %7.33

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         2.46%(2)               %2.41              %2.40              %2.42              %2.27

Net investment income (loss).......         0.52%(2)               (0.32)%            (0.61)%            %0.06              %0.03

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................     $516,357                $512,258           $493,568           $217,759           $262,852

Portfolio turnover rate............           72%(1)               %  67              %  68              % 139              %  89


                                           1991
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period............................      $      14.84
                                               ------
Net investment income (loss).......              0.23
Net realized and unrealized gain
 (loss)............................              0.18
                                               ------
Total from investment operations...              0.41
                                               ------
Less dividends and distributions:
   From net investment income......             (0.23)
   In excess of net investment
   income..........................         --
   From net realized gain..........             (0.45)
   In excess of net realized
   gain............................         --
                                               ------
Total dividends and
 distributions.....................             (0.68)
                                               ------
Net asset value, end of period.....      $      14.57
                                               ------
                                               ------
TOTAL INVESTMENT RETURN+...........             %2.80
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................             %2.29
Net investment income (loss).......             %1.53
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................          $278,676
Portfolio turnover rate............             %  68

---------------------
+    Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.


SUB-ADVISER

Morgan Grenfell Investment Services Limited


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER WORLD WIDE INVESTMENT TRUST


[Graphic]


SEMIANNUAL REPORT
SEPTEMBER 30, 1995